SUPPLEMENT Dated May 4, 2009 To The Current Prospectus ING GoldenSelect DVA Series 100 ING GoldenSelect Galaxy Premium Plus

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

This supplement updates the prospectus, effective May 1, 2009. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The following investment portfolios are now available under your Contract:

Fund Name	Investment Adviser/	Investment Objective
Subadviser
ING Investors Trust
ING Russell™ Large Cap Index	Investment Adviser: ING	Seeks investment results (before fees and
Portfolio (Class S)	Investments, LLC	expenses) that correspond to the total return of
	Investment Subadviser: ING	the Russell Top 200® Index.
Investment Management Co.

ING Russell™ Mid Cap Growth Index	Investment Adviser: ING	Seeks investment results (before fees and
Portfolio (Class S)	Investments, LLC	expenses) that correspond to the total return of
	Investment Subadviser: ING	the Russell Midcap® Growth Index.
Investment Management Co.

The following is added to the prospectus to reflect changes in Fund names:

List of Fund Name Changes
Former Fund Name		Current Fund Name
ING Julius Baer Foreign Portfolio		ING Artio Foreign Portfolio
ING BlackRock Global Science and Technology Portfolio		ING BlackRock Science and Technology Opportunities
Portfolio
ING Van Kampen Real Estate Portfolio		ING Clarion Real Estate Portfolio
ING VP Growth and Income Portfolio		ING Growth and Income Portfolio
ING Legg Mason Value Portfolio		ING Growth and Income Portfolio II
ING VP Index Plus LargeCap Portfolio		ING Index Plus LargeCap Portfolio
ING VP Intermediate Bond Portfolio		ING Intermediate Bond Portfolio
ING VP MidCap Opportunities Portfolio		ING MidCap Opportunities Portfolio
ING PIMCO Core Bond Portfolio		ING PIMCO Total Return Bond Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio		ING U.S. Bond Index Portfolio

The following fund name changes apply to the investment portfolios that are currently closed to new investments:

List of Fund Name Changes
ING Opportunistic Large Cap Value Portfolio	ING Opportunistic Large Cap Portfolio
ING VP SmallCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio

DVA100/GalaxyPP

1 05/09

SUPPLEMENT Dated May 4, 2009 To the Current Prospectus ING GoldenSelect DVA Series 100 ING GoldenSelect Galaxy Premium Plus

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF REORGANIZATIONS

Effective after the close of business on or about July 17, 2009, the following Disappearing
Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Neuberger Berman Partners Portfolio	ING RussellTM Large Cap Index Portfolio
ING Oppenheimer Main Street Portfolio®
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective after the close of business on or about August 7, 2009, the following Disappearing
Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio
ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Opportunistic Large Cap Growth Portfolio	ING Opportunistic Large Cap Portfolio

Information Regarding Reorganizations:

These reorganizations will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolios. The reorganization agreements will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

DVA 100/Galaxy PP

1

05/2009